Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loss Contingencies [Line Items]
Net Litigation Related Charges	$ 21.6	$ 65.9	$ 201.0
Accrued litigation liabilities	244.1	$ 349.2
Other Contingencies [Member]
Loss Contingencies [Line Items]
Loss Contingency Minimum	0.0
Loss Contingency, Range of Possible Loss, Portion Not Accrued	$ 440.0